Accounts payable and other financial liabilities - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Text Block [abstract 1]
Share Based Compensation Tax Liability Current	$ 24	$ 371
Interest expense	33	31
Other current financial liabilities	0	0
Other non-current financial liabilities	$ 0	0
Contingent Liabilities		$ 0	$ 0